Capital Group Central Corporate Bond Fund®
Investment portfolio
February 28, 2023
unaudited

Bonds, notes & other debt instruments 95.29% Corporate bonds, notes & loans 85.12% Financials 23.12%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 3.35% 5/3/2026	USD8,585	$8,182
ACE INA Holdings, Inc. 4.35% 11/3/2045	400	358
AerCap Ireland Capital DAC 2.45% 10/29/2026	45,371	40,021
AerCap Ireland Capital DAC 3.00% 10/29/2028	21,305	18,161
AerCap Ireland Capital DAC 3.30% 1/30/2032	40,377	32,331
AerCap Ireland Capital DAC 3.40% 10/29/2033	9,311	7,250
AerCap Ireland Capital DAC 3.85% 10/29/2041	33,644	24,666
American Express Co. 4.90% 2/13/2026	10,743	10,662
American Express Co. 1.65% 11/4/2026	29,158	25,803
American Express Co. 2.55% 3/4/2027	19,139	17,335
American Express Co. 5.85% 11/5/2027	14,653	15,093
American Express Co. 4.05% 5/3/2029	20,000	18,962
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[1]	6,607	6,185
American International Group, Inc. 2.50% 6/30/2025	26,667	25,114
American International Group, Inc. 4.375% 6/30/2050	16,675	14,091
Aon Corp. 5.35% 2/28/2033	9,816	9,819
Aon Corp. 3.90% 2/28/2052	13,176	10,155
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,453
Australia & New Zealand Banking Group, Ltd. 6.742% 12/8/2032[2]	25,878	26,776
Banco Santander, SA 2.746% 5/28/2025	8,200	7,687
Banco Santander, SA 5.147% 8/18/2025	5,000	4,941
Banco Santander, SA 5.294% 8/18/2027	11,000	10,785
Bank of America Corp. 0.81% 10/24/2024 (USD-SOFR + 0.74% on 10/24/2023)[1]	8,991	8,712
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	11,162	10,598
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	12,500	12,373
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	3,809	3,407
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	3,210	3,071
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	7,276	7,120
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[1]	20,970	19,095
Bank of America Corp. 3.194% 7/23/2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[1]	14,333	12,465
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	92,256	71,967
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	17,812	13,819
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[1]	37,969	30,864
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	68,301	53,444
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)[1]	49,630	39,537
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	2,778	2,275
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	64,805	62,379
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[1]	15,571	15,961
Bank of New York Mellon Corp. 5.834% 10/25/2033 (USD-SOFR + 2.074% on 10/25/2032)[1]	11,259	11,733
Bank of Nova Scotia 4.75% 2/2/2026	23,326	22,961
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	28,365	25,120
Berkshire Hathaway Finance Corp. 4.25% 1/15/2049	8,075	7,193
Berkshire Hathaway, Inc. 3.85% 3/15/2052	5,112	4,134
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[2]	12,342	12,679
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	3,198	2,581
Capital Group Central Corporate Bond Fund — Page 1 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	USD20,925	$20,862
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	11,156	10,961
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,901	1,501
Chubb INA Holdings, Inc. 3.05% 12/15/2061	5,077	3,327
Citigroup, Inc. 3.352% 4/24/2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[1]	4,500	4,380
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	10,269	9,701
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	20,541	19,086
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	2,747	2,610
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	2,778	2,523
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	5,000	4,260
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	19,275	15,819
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[1]	19,876	15,973
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	23,670	20,595
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[1]	3,729	3,536
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	28,887	30,270
Cooperatieve Rabobank UA 2.625% 7/22/2024[2]	4,450	4,284
Corebridge Financial, Inc. 3.90% 4/5/2032[2]	37,593	32,931
Corebridge Financial, Inc. 4.35% 4/5/2042[2]	5,006	4,132
Corebridge Financial, Inc. 4.40% 4/5/2052[2]	13,246	10,578
Crédit Agricole SA 4.375% 3/17/2025[2]	6,115	5,933
Credit Suisse Group AG 3.80% 6/9/2023	12,100	11,956
Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	7,180	5,804
Credit Suisse Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	10,964	9,001
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	32,544	25,833
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	15,839	11,154
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	4,475	4,703
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	15,850	14,944
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,725	10,485
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	21,982	19,097
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	12,050	12,185
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[1]	4,392	3,463
Discover Financial Services 6.70% 11/29/2032	2,800	2,896
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	10,700	9,341
GE Capital Funding, LLC 4.55% 5/15/2032	7,005	6,672
Goldman Sachs Group, Inc. 6.553% 11/29/2023[3]	1,465	1,478
Goldman Sachs Group, Inc. 3.50% 4/1/2025	33,751	32,522
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	10,479	9,184
Goldman Sachs Group, Inc. 2.60% 2/7/2030	6,239	5,252
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	20,470	15,740
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	23,703	18,631
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	12,950	10,682
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	20,000	13,808
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	30,575	27,355
Groupe BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	7,069	6,169
Groupe BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	30,708	23,541
Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	8,172	7,988
HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)[1]	3,000	2,762
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[1]	2,666	2,334
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	22,810	20,077
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	34,397	33,063
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	2,134	2,006
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	38,466	31,907
Capital Group Central Corporate Bond Fund — Page 2 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[1]	USD16,933	$15,185
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	7,338	5,800
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	2,778	2,203
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[1]	19,604	17,642
Intercontinental Exchange, Inc. 4.60% 3/15/2033	7,402	7,070
Intercontinental Exchange, Inc. 4.95% 6/15/2052	13,164	12,489
Intercontinental Exchange, Inc. 3.00% 9/15/2060	14,780	9,381
JPMorgan Chase & Co. 3.875% 9/10/2024	10,000	9,765
JPMorgan Chase & Co. 4.023% 12/5/2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[1]	7,560	7,463
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[1]	3,450	3,265
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	31,292	29,101
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[1]	1,610	1,498
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	14,856	13,051
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	27,809	24,612
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	19,900	19,439
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[1]	14,806	13,546
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	4,714	3,901
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	45,298	35,198
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	22,403	18,165
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	32,114	25,696
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	9,980	8,228
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	21,760	20,294
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	28,458	27,262
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	7,554	5,151
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	9,400	9,285
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[1]	18,013	17,553
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	6,250	5,462
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	7,500	7,376
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	5,758	5,488
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	6,708	5,448
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	1,748	1,618
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	2,240	1,481
MetLife, Inc. 4.55% 3/23/2030	12,532	12,319
MetLife, Inc. 5.00% 7/15/2052	8,705	8,353
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	3,632	3,296
Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	35,953	35,951
Metropolitan Life Global Funding I 2.95% 4/9/2030[2]	3,052	2,665
Metropolitan Life Global Funding I 1.55% 1/7/2031[2]	25,721	20,198
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	17,232	16,655
Morgan Stanley (USD-SOFR + 0.455%) 4.55% 1/25/2024[3]	20,000	19,994
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[1]	16,250	16,203
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	18,080	17,343
Morgan Stanley 3.875% 1/27/2026	7,796	7,520
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[1]	44,269	41,280
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	22,288	19,688
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	5,460	4,769
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[1]	27,716	26,342
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[1]	7,380	7,581
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	18,297	17,975
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	53,662	40,877
Capital Group Central Corporate Bond Fund — Page 3 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	USD37,190	$28,426
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	64,119	49,911
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	27,014	21,398
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	12,215	11,607
National Australia Bank, Ltd. 4.944% 1/12/2028	22,653	22,613
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	715	678
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	2,500	2,321
New York Life Global Funding 2.35% 7/14/2026[2]	4,760	4,356
New York Life Global Funding 3.25% 4/7/2027[2]	25,000	23,510
New York Life Global Funding 1.20% 8/7/2030[2]	26,885	20,907
New York Life Global Funding 4.55% 1/28/2033[2]	11,533	11,113
New York Life Insurance Company 3.75% 5/15/2050[2]	1,209	953
Northwestern Mutual Global Funding 0.80% 1/14/2026[2]	30,277	26,860
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[1]	25,835	26,868
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[1]	19,111	18,493
Prudential Financial, Inc. 3.878% 3/27/2028	325	310
Prudential Financial, Inc. 4.35% 2/25/2050	31,775	27,052
Prudential Financial, Inc. 3.70% 3/13/2051	7,435	5,695
Royal Bank of Canada 5.00% 2/1/2033	58,304	56,989
Royal Bank of Scotland PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[1]	4,375	3,952
Royal Bank of Scotland PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	10,113	9,337
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[1]	6,020	6,166
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[1]	3,875	3,739
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	11,604	11,707
Toronto-Dominion Bank 1.15% 6/12/2025	4,000	3,652
Toronto-Dominion Bank 2.80% 3/10/2027	19,208	17,563
Toronto-Dominion Bank 5.156% 1/10/2028	22,523	22,427
Toronto-Dominion Bank 3.20% 3/10/2032	14,952	12,845
Travelers Companies, Inc. 4.00% 5/30/2047	11,455	9,591
Travelers Companies, Inc. 4.05% 3/7/2048	2,753	2,311
Travelers Companies, Inc. 4.10% 3/4/2049	1,040	880
Travelers Companies, Inc. 2.55% 4/27/2050	859	548
U.S. Bancorp 3.70% 1/30/2024	2,500	2,461
U.S. Bancorp 2.40% 7/30/2024	1,000	961
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[1]	56,697	50,790
U.S. Bank NA 3.40% 7/24/2023	12,945	12,854
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	12,975	11,459
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	6,500	5,567
Vigorous Champion International, Ltd. 4.25% 5/28/2029	685	618
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[1]	88,139	83,642
Wells Fargo & Company 3.00% 4/22/2026	14,293	13,348
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	12,500	11,628
Wells Fargo & Company 3.00% 10/23/2026	1,983	1,832
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[1]	8,938	8,298
Wells Fargo & Company 3.584% 5/22/2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[1]	217	201
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	3,272	3,187
Wells Fargo & Company 2.879% 10/30/2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[1]	1,067	910
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	6,691	5,572
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	39,128	33,108
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	63,181	60,380
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[1]	2,950	2,720
Capital Group Central Corporate Bond Fund — Page 4 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	USD48,786	$42,329
Westpac Banking Corp. 1.953% 11/20/2028	21,746	18,588
		2,968,969
Utilities 14.75%
AEP Texas, Inc. 3.45% 5/15/2051	9,168	6,537
AEP Transmission Co., LLC 3.65% 4/1/2050	1,735	1,341
AEP Transmission Co., LLC 2.75% 8/15/2051	13,551	8,724
Ameren Corp. 2.50% 9/15/2024	7,615	7,260
Ameren Corp. 1.75% 3/15/2028	7,540	6,434
Ameren Corp. 4.50% 3/15/2049	4,475	4,062
American Electric Power Company, Inc. 1.00% 11/1/2025	8,225	7,331
American Transmission Systems, Inc. 2.65% 1/15/2032[2]	20,450	16,774
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,777
CenterPoint Energy, Inc. 2.95% 3/1/2030	5,450	4,665
CenterPoint Energy, Inc. 2.65% 6/1/2031	14,497	11,905
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[2]	27,195	25,756
CMS Energy Corp. 3.00% 5/15/2026	11,536	10,731
CMS Energy Corp. 3.45% 8/15/2027	3,795	3,540
Commonwealth Edison Co. 2.95% 8/15/2027	5,000	4,609
Connecticut Light and Power Co. 3.20% 3/15/2027	1,143	1,075
Connecticut Light and Power Co. 2.05% 7/1/2031	19,768	15,973
Consumers Energy Co. 3.80% 11/15/2028	12,103	11,419
Consumers Energy Co. 4.625% 5/15/2033	42,000	40,840
Consumers Energy Co. 3.25% 8/15/2046	10,171	7,360
Consumers Energy Co. 3.75% 2/15/2050	5,117	4,087
Consumers Energy Co. 3.10% 8/15/2050	24,180	17,092
Consumers Energy Co. 2.65% 8/15/2052	24,847	15,900
Dominion Resources, Inc. 3.30% 3/15/2025	6,227	5,957
Dominion Resources, Inc. 3.375% 4/1/2030	11,614	10,169
DTE Electric Co. 5.20% 4/1/2033	3,333	3,341
DTE Electric Co. 3.70% 3/15/2045	657	525
DTE Energy Company 1.90% 4/1/2028	2,215	1,908
DTE Energy Company 2.25% 3/1/2030	12,587	10,592
Duke Energy Carolinas, LLC 3.95% 11/15/2028	8,017	7,648
Duke Energy Carolinas, LLC 2.45% 8/15/2029	27,049	23,106
Duke Energy Carolinas, LLC 2.55% 4/15/2031	3,362	2,803
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	600
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,943	1,377
Duke Energy Carolinas, LLC 5.35% 1/15/2053	15,843	15,640
Duke Energy Corp. 3.95% 10/15/2023	985	975
Duke Energy Corp. 3.75% 4/15/2024	3,487	3,423
Duke Energy Corp. 3.50% 6/15/2051	4,518	3,164
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,761
Duke Energy Florida, LLC 3.20% 1/15/2027	10,387	9,768
Duke Energy Florida, LLC 2.50% 12/1/2029	22,001	18,736
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	9,613
Duke Energy Florida, LLC 3.00% 12/15/2051	527	359
Duke Energy Florida, LLC 5.95% 11/15/2052	5,175	5,528
Duke Energy Progress, LLC 3.45% 3/15/2029	10,000	9,140
Duke Energy Progress, LLC 2.00% 8/15/2031	20,186	15,911
Duke Energy Progress, LLC 2.50% 8/15/2050	7,419	4,452
Duke Energy Progress, LLC 2.90% 8/15/2051	13,825	9,050
Edison International 3.55% 11/15/2024	7,222	6,974
Capital Group Central Corporate Bond Fund — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 4.95% 4/15/2025	USD2,225	$2,199
Edison International 5.75% 6/15/2027	23,144	23,268
Edison International 4.125% 3/15/2028	46,051	42,976
Edison International 6.95% 11/15/2029	21,354	22,441
Emera US Finance, LP 0.833% 6/15/2024	6,250	5,867
Emera US Finance, LP 2.639% 6/15/2031	27,375	21,546
Entergy Corp. 2.40% 10/1/2026	3,852	3,476
Entergy Corp. 3.12% 9/1/2027	5,975	5,482
Entergy Corp. 2.80% 6/15/2030	4,997	4,191
Entergy Corp. 1.60% 12/15/2030	5,600	4,298
Entergy Corp. 2.40% 6/15/2031	32,675	25,866
Entergy Corp. 3.75% 6/15/2050	1,675	1,235
Entergy Louisiana, LLC 2.35% 6/15/2032	5,586	4,436
Entergy Louisiana, LLC 4.20% 9/1/2048	1,300	1,090
Entergy Louisiana, LLC 2.90% 3/15/2051	746	488
Entergy Louisiana, LLC 4.75% 9/15/2052	3,450	3,143
Entergy Texas, Inc. 1.75% 3/15/2031	13,065	10,217
FirstEnergy Corp. 3.50% 4/1/2028[2]	7,637	6,998
FirstEnergy Corp. 4.10% 5/15/2028[2]	25,775	24,396
FirstEnergy Corp. 2.65% 3/1/2030	7,621	6,327
FirstEnergy Corp. 3.40% 3/1/2050	9,265	6,269
FirstEnergy Transmission, LLC 4.35% 1/15/2025[2]	1,574	1,528
FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	20,000	17,490
Florida Power & Light Company 5.05% 4/1/2028	10,450	10,444
Florida Power & Light Company 5.10% 4/1/2033	25,050	25,041
Florida Power & Light Company 2.875% 12/4/2051	52,423	35,006
Gulf Power Co. 3.30% 5/30/2027	8,557	8,002
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	2,872	2,757
Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	29,125	23,803
MidAmerican Energy Holdings Co. 3.75% 11/15/2023	10,000	9,892
MidAmerican Energy Holdings Co. 3.10% 5/1/2027	21,335	19,925
MidAmerican Energy Holdings Co. 3.65% 4/15/2029	2,300	2,134
MidAmerican Energy Holdings Co. 3.65% 8/1/2048	1,931	1,501
Mississippi Power Co. 3.95% 3/30/2028	814	767
National Grid PLC 3.15% 8/1/2027[2]	275	248
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023	21,150	21,150
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	2,047	1,805
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028	14,070	13,908
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	10,000	9,583
Northeast Utilities 3.15% 1/15/2025	3,265	3,133
Northern States Power Co. 2.25% 4/1/2031	4,056	3,351
Northern States Power Co. 2.90% 3/1/2050	532	362
Northern States Power Co. 2.60% 6/1/2051	33,100	21,306
Northern States Power Co. 3.20% 4/1/2052	612	438
Northern States Power Co. 4.50% 6/1/2052	4,641	4,198
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025	14,490	12,940
Oncor Electric Delivery Company, LLC 4.15% 6/1/2032	222	209
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	5,970	5,765
Oncor Electric Delivery Company, LLC 2.70% 11/15/2051	4,210	2,745
Pacific Gas and Electric Co. 3.25% 6/15/2023	1,700	1,687
Pacific Gas and Electric Co. 3.85% 11/15/2023	2,327	2,301
Pacific Gas and Electric Co. 3.40% 8/15/2024	1,554	1,494
Pacific Gas and Electric Co. 3.50% 6/15/2025	4,275	4,056
Pacific Gas and Electric Co. 3.15% 1/1/2026	5,943	5,517
Capital Group Central Corporate Bond Fund — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 2.95% 3/1/2026	USD28,345	$26,054
Pacific Gas and Electric Co. 3.30% 3/15/2027	18,750	17,119
Pacific Gas and Electric Co. 5.45% 6/15/2027	1,250	1,222
Pacific Gas and Electric Co. 2.10% 8/1/2027	53,626	45,717
Pacific Gas and Electric Co. 3.30% 12/1/2027	15,234	13,594
Pacific Gas and Electric Co. 3.75% 7/1/2028	7,835	7,048
Pacific Gas and Electric Co. 4.65% 8/1/2028	18,130	16,842
Pacific Gas and Electric Co. 4.55% 7/1/2030	62,593	56,586
Pacific Gas and Electric Co. 2.50% 2/1/2031	167,875	130,989
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,750	1,429
Pacific Gas and Electric Co. 3.30% 8/1/2040	34,028	23,068
Pacific Gas and Electric Co. 4.20% 6/1/2041	13,143	9,897
Pacific Gas and Electric Co. 3.50% 8/1/2050	39,060	24,587
PacifiCorp 3.30% 3/15/2051	1,850	1,325
PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049	10,910	9,067
Pennsylvania Electric Co. 3.25% 3/15/2028[2]	3,000	2,717
Progress Energy, Inc. 7.00% 10/30/2031	6,700	7,232
Public Service Company of Colorado 3.70% 6/15/2028	779	736
Public Service Company of Colorado 1.90% 1/15/2031	3,676	2,959
Public Service Company of Colorado 1.875% 6/15/2031	10,066	7,976
Public Service Electric and Gas Co. 3.05% 11/15/2024	10,065	9,699
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,660	11,216
Public Service Electric and Gas Co. 3.70% 5/1/2028	3,000	2,833
Public Service Electric and Gas Co. 3.65% 9/1/2028	5,838	5,477
Public Service Electric and Gas Co. 3.20% 5/15/2029	11,717	10,573
Public Service Electric and Gas Co. 2.45% 1/15/2030	5,664	4,868
Public Service Electric and Gas Co. 1.90% 8/15/2031	8,768	6,987
Public Service Electric and Gas Co. 3.10% 3/15/2032	8,175	7,124
Public Service Electric and Gas Co. 4.90% 12/15/2032	1,999	1,993
Public Service Electric and Gas Co. 3.85% 5/1/2049	6,758	5,486
Public Service Electric and Gas Co. 2.70% 5/1/2050	385	254
Public Service Electric and Gas Co. 2.05% 8/1/2050	33,324	19,016
Public Service Electric and Gas Co. 3.00% 3/1/2051	1,181	821
Puget Energy, Inc. 3.65% 5/15/2025	8,500	8,049
San Diego Gas & Electric Co. 1.70% 10/1/2030	12,634	9,966
San Diego Gas & Electric Co. 2.95% 8/15/2051	4,025	2,673
Southern California Edison Co. 0.70% 4/3/2023	16,954	16,887
Southern California Edison Co. 1.10% 4/1/2024	6,494	6,188
Southern California Edison Co. 0.975% 8/1/2024	24,760	23,232
Southern California Edison Co. 1.20% 2/1/2026	12,535	11,118
Southern California Edison Co. 4.70% 6/1/2027	28,705	28,252
Southern California Edison Co. 5.85% 11/1/2027	12,043	12,335
Southern California Edison Co. 3.65% 3/1/2028	18,872	17,642
Southern California Edison Co. 4.20% 3/1/2029	13,893	13,109
Southern California Edison Co. 2.85% 8/1/2029	58,356	50,414
Southern California Edison Co. 2.25% 6/1/2030	3,452	2,842
Southern California Edison Co. 2.50% 6/1/2031	13,365	10,992
Southern California Edison Co. 2.75% 2/1/2032	6,606	5,473
Southern California Edison Co. 5.95% 11/1/2032	5,134	5,359
Southern California Edison Co. 5.75% 4/1/2035	8,218	8,337
Southern California Edison Co. 4.00% 4/1/2047	20,252	15,913
Southern California Edison Co. 3.65% 2/1/2050	14,371	10,583
Southern California Edison Co. 2.95% 2/1/2051	8,832	5,693
Southern California Edison Co., Series C, 3.60% 2/1/2045	9,513	6,946
Capital Group Central Corporate Bond Fund — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southwestern Electric Power Co. 3.25% 11/1/2051	USD17,427	$11,737
Union Electric Co. 2.15% 3/15/2032	26,450	20,902
Union Electric Co. 3.90% 4/1/2052	8,134	6,533
Virginia Electric and Power Co. 2.95% 11/15/2026	4,000	3,695
Virginia Electric and Power Co. 2.875% 7/15/2029	6,028	5,284
Virginia Electric and Power Co. 2.30% 11/15/2031	2,499	2,017
Virginia Electric and Power Co. 2.40% 3/30/2032	12,459	10,074
Virginia Electric and Power Co. 2.45% 12/15/2050	9,171	5,450
WEC Energy Group, Inc. 5.15% 10/1/2027	10,700	10,652
Wisconsin Electric Power Co. 2.85% 12/1/2051	10,375	6,812
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,900	4,619
Wisconsin Power and Light Co. 3.95% 9/1/2032	8,510	7,762
Wisconsin Power and Light Co. 3.65% 4/1/2050	800	595
Xcel Energy, Inc. 3.35% 12/1/2026	12,500	11,682
Xcel Energy, Inc. 1.75% 3/15/2027	14,675	12,889
Xcel Energy, Inc. 2.60% 12/1/2029	49,050	41,528
Xcel Energy, Inc. 3.40% 6/1/2030	10,751	9,536
Xcel Energy, Inc. 2.35% 11/15/2031	28,700	22,890
Xcel Energy, Inc. 4.60% 6/1/2032	6,250	5,933
Xcel Energy, Inc. 3.50% 12/1/2049	10,641	7,751
		1,893,262
Health care 10.55%
AbbVie, Inc. 2.60% 11/21/2024	16,000	15,262
AbbVie, Inc. 3.80% 3/15/2025	5,573	5,408
AbbVie, Inc. 3.60% 5/14/2025	7,960	7,662
AbbVie, Inc. 2.95% 11/21/2026	30,984	28,602
AbbVie, Inc. 3.20% 11/21/2029	38,416	33,993
AbbVie, Inc. 4.75% 3/15/2045	2,404	2,154
AbbVie, Inc. 4.25% 11/21/2049	2,100	1,750
Aetna, Inc. 2.80% 6/15/2023	1,095	1,087
AmerisourceBergen Corp. 0.737% 3/15/2023	8,014	8,000
AmerisourceBergen Corp. 2.70% 3/15/2031	49,102	40,840
Amgen, Inc. 2.20% 2/21/2027	4,014	3,599
Amgen, Inc. 5.15% 3/2/2028	19,901	19,828
Amgen, Inc. 3.00% 2/22/2029	3,843	3,421
Amgen, Inc. 4.05% 8/18/2029	25,891	24,152
Amgen, Inc. 2.45% 2/21/2030	6,250	5,250
Amgen, Inc. 2.30% 2/25/2031	6,250	5,073
Amgen, Inc. 2.00% 1/15/2032	12,963	10,030
Amgen, Inc. 4.20% 3/1/2033	43,000	39,569
Amgen, Inc. 5.25% 3/2/2033	38,376	38,124
Amgen, Inc. 3.15% 2/21/2040	3,515	2,587
Amgen, Inc. 5.60% 3/2/2043	11,710	11,571
Amgen, Inc. 3.375% 2/21/2050	9,900	6,936
Amgen, Inc. 3.00% 1/15/2052	325	208
Amgen, Inc. 4.20% 2/22/2052	2,715	2,184
Amgen, Inc. 4.875% 3/1/2053	19,000	16,941
Amgen, Inc. 5.65% 3/2/2053	36,581	36,306
Amgen, Inc. 4.40% 2/22/2062	7,664	6,144
Amgen, Inc. 5.75% 3/2/2063	18,450	18,209
Anthem, Inc. 4.10% 5/15/2032	8,581	7,884
Anthem, Inc. 4.55% 5/15/2052	7,712	6,690
AstraZeneca Finance, LLC 4.875% 3/3/2028	11,205	11,182
Capital Group Central Corporate Bond Fund — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 1.75% 5/28/2028	USD15,133	$12,972
AstraZeneca Finance, LLC 4.90% 3/3/2030	13,260	13,206
AstraZeneca Finance, LLC 2.25% 5/28/2031	11,185	9,319
AstraZeneca Finance, LLC 4.875% 3/3/2033	11,205	11,174
AstraZeneca PLC 3.375% 11/16/2025	2,125	2,041
AstraZeneca PLC 0.70% 4/8/2026	33,069	29,014
AstraZeneca PLC 4.00% 1/17/2029	19,681	18,879
AstraZeneca PLC 1.375% 8/6/2030	20,505	16,203
AstraZeneca PLC 2.125% 8/6/2050	3,568	2,126
AstraZeneca PLC 3.00% 5/28/2051	1,432	1,031
Baxter International, Inc. 2.272% 12/1/2028	3,975	3,331
Baxter International, Inc. 2.539% 2/1/2032	32,129	24,916
Baxter International, Inc. 3.132% 12/1/2051	5,263	3,211
Becton, Dickinson and Company 3.363% 6/6/2024	5,211	5,079
Becton, Dickinson and Company 3.734% 12/15/2024	412	401
Becton, Dickinson and Company 4.298% 8/22/2032	4,000	3,719
Boston Scientific Corp. 3.45% 3/1/2024	4,952	4,861
Boston Scientific Corp. 1.90% 6/1/2025	12,361	11,493
Boston Scientific Corp. 2.65% 6/1/2030	14,202	12,150
Boston Scientific Corp. 4.70% 3/1/2049	170	155
Bristol-Myers Squibb Company 3.875% 8/15/2025	619	598
Bristol-Myers Squibb Company 3.20% 6/15/2026	5,546	5,253
Bristol-Myers Squibb Company 3.40% 7/26/2029	3,314	3,043
Bristol-Myers Squibb Company 1.45% 11/13/2030	5,966	4,714
Centene Corp. 4.25% 12/15/2027	9,190	8,500
Centene Corp. 2.45% 7/15/2028	53,045	44,592
Centene Corp. 4.625% 12/15/2029	19,560	17,908
Centene Corp. 3.375% 2/15/2030	2,687	2,270
Centene Corp. 3.00% 10/15/2030	22,250	18,200
Centene Corp. 2.50% 3/1/2031	23,930	18,678
Centene Corp. 2.625% 8/1/2031	13,005	10,148
CVS Health Corp. 1.30% 8/21/2027	10,000	8,431
CVS Health Corp. 3.25% 8/15/2029	4,775	4,219
CVS Health Corp. 1.75% 8/21/2030	7,924	6,190
CVS Health Corp. 1.875% 2/28/2031	9,225	7,171
CVS Health Corp. 5.25% 2/21/2033	32,070	31,585
CVS Health Corp. 5.625% 2/21/2053	15,609	15,117
Elevance Health, Inc. 4.75% 2/15/2033	16,302	15,672
Elevance Health, Inc. 5.125% 2/15/2053	10,106	9,592
Eli Lilly and Company 3.375% 3/15/2029	7,917	7,355
Eli Lilly and Company 4.70% 2/27/2033	21,435	21,331
Eli Lilly and Company 4.875% 2/27/2053	4,751	4,747
Eli Lilly and Company 4.95% 2/27/2063	2,227	2,216
EMD Finance, LLC 3.25% 3/19/2025[2]	18,845	18,047
GE Healthcare Holding, LLC 5.857% 3/15/2030[2]	9,630	9,852
GE Healthcare Holding, LLC 5.905% 11/22/2032[2]	32,620	33,744
GE Healthcare Holding, LLC 6.377% 11/22/2052[2]	11,425	12,346
Gilead Sciences, Inc. 2.80% 10/1/2050	1,885	1,226
HCA, Inc. 4.125% 6/15/2029	2,250	2,050
HCA, Inc. 2.375% 7/15/2031	8,178	6,373
HCA, Inc. 3.625% 3/15/2032[2]	6,778	5,735
HCA, Inc. 4.625% 3/15/2052[2]	15,153	11,932
Humana, Inc. 3.70% 3/23/2029	7,336	6,659
Johnson & Johnson 2.25% 9/1/2050	1,450	922
Capital Group Central Corporate Bond Fund — Page 9 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Kaiser Foundation Hospitals 2.81% 6/1/2041	USD10,220	$7,505
Merck & Co., Inc. 2.90% 3/7/2024	9,066	8,859
Merck & Co., Inc. 1.70% 6/10/2027	20,527	18,137
Merck & Co., Inc. 1.45% 6/24/2030	4,493	3,601
Merck & Co., Inc. 4.00% 3/7/2049	3,170	2,712
Novartis Capital Corp. 1.75% 2/14/2025	1,459	1,371
Novartis Capital Corp. 2.00% 2/14/2027	5,000	4,528
Novartis Capital Corp. 2.20% 8/14/2030	14,257	12,060
Partners HealthCare System, Inc. 3.192% 7/1/2049	1,920	1,369
Pfizer, Inc. 3.20% 9/15/2023	25,389	25,128
Pfizer, Inc. 2.95% 3/15/2024	7,112	6,952
Pfizer, Inc. 3.45% 3/15/2029	19,791	18,461
Pfizer, Inc. 1.70% 5/28/2030	17,700	14,483
Roche Holdings, Inc. 1.93% 12/13/2028[2]	31,146	26,699
Roche Holdings, Inc. 2.076% 12/13/2031[2]	45,377	36,818
Shire PLC 3.20% 9/23/2026	12,937	12,047
Summa Health 3.511% 11/15/2051	2,320	1,645
Takeda Pharmaceutical Company, Ltd. 5.00% 11/26/2028	5,780	5,711
Thermo Fisher Scientific, Inc. 2.00% 10/15/2031	2,372	1,895
Thermo Fisher Scientific, Inc. 4.95% 11/21/2032	18,045	17,991
Thermo Fisher Scientific, Inc. 2.80% 10/15/2041	4,325	3,125
UnitedHealth Group, Inc. 2.375% 8/15/2024	625	600
UnitedHealth Group, Inc. 3.75% 7/15/2025	4,090	3,970
UnitedHealth Group, Inc. 3.70% 12/15/2025	2,180	2,108
UnitedHealth Group, Inc. 1.25% 1/15/2026	12,524	11,320
UnitedHealth Group, Inc. 3.875% 12/15/2028	2,500	2,364
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,915	1,686
UnitedHealth Group, Inc. 2.00% 5/15/2030	30,060	24,669
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,723
UnitedHealth Group, Inc. 5.35% 2/15/2033	6,383	6,534
UnitedHealth Group, Inc. 3.05% 5/15/2041	16,450	12,374
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	11,850
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	2,167
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,560
UnitedHealth Group, Inc. 4.75% 5/15/2052	20,281	18,645
UnitedHealth Group, Inc. 4.95% 5/15/2062	9,058	8,537
UnitedHealth Group, Inc. 6.05% 2/15/2063	7,082	7,760
Zoetis, Inc. 5.60% 11/16/2032	16,350	16,946
		1,354,253
Communication services 7.88%
AT&T, Inc. 1.70% 3/25/2026	5,490	4,935
AT&T, Inc. 2.30% 6/1/2027	14,261	12,713
AT&T, Inc. 1.65% 2/1/2028	30,775	26,161
AT&T, Inc. 4.35% 3/1/2029	17,514	16,613
AT&T, Inc. 4.30% 2/15/2030	21,111	19,819
AT&T, Inc. 2.75% 6/1/2031	56,262	46,516
AT&T, Inc. 2.25% 2/1/2032	42,203	32,970
AT&T, Inc. 2.55% 12/1/2033	10,897	8,348
AT&T, Inc. 3.50% 9/15/2053	109,517	75,275
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024	2,500	2,470
CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2/15/2028	1,400	1,263
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.20% 3/15/2028	3,945	3,628
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.05% 3/30/2029	1,150	1,075
Capital Group Central Corporate Bond Fund — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	USD40,170	$31,513
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	8,000	6,848
CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	18,137	14,199
Charter Communications Operating, LLC 4.908% 7/23/2025	7,500	7,341
Charter Communications Operating, LLC 2.30% 2/1/2032	14,140	10,413
Charter Communications Operating, LLC 5.125% 7/1/2049	570	439
Charter Communications Operating, LLC 4.80% 3/1/2050	800	586
Charter Communications Operating, LLC 3.70% 4/1/2051	56,466	34,583
Charter Communications Operating, LLC 3.90% 6/1/2052	8,780	5,555
Comcast Corp. 3.95% 10/15/2025	4,175	4,060
Comcast Corp. 3.15% 3/1/2026	5,607	5,304
Comcast Corp. 2.35% 1/15/2027	3,220	2,919
Comcast Corp. 3.30% 4/1/2027	7,500	7,032
Comcast Corp. 3.15% 2/15/2028	7,500	6,895
Comcast Corp. 2.65% 2/1/2030	10,228	8,811
Comcast Corp. 3.40% 4/1/2030	2,705	2,444
Comcast Corp. 1.95% 1/15/2031	1,094	878
Comcast Corp. 2.80% 1/15/2051	14,860	9,496
Comcast Corp. 2.887% 11/1/2051	2,000	1,296
Comcast Corp. 2.45% 8/15/2052	22,718	13,500
Discovery Communications, Inc. 3.625% 5/15/2030	7,820	6,698
Discovery Communications, Inc. 4.65% 5/15/2050	2,558	1,879
Netflix, Inc. 4.875% 4/15/2028	57,715	56,005
Netflix, Inc. 5.875% 11/15/2028	62,737	63,678
Netflix, Inc. 6.375% 5/15/2029	25,397	26,416
Netflix, Inc. 5.375% 11/15/2029[2]	21,469	21,152
Netflix, Inc. 4.875% 6/15/2030[2]	30,302	29,117
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,889	1,419
Tencent Holdings, Ltd. 3.24% 6/3/2050	2,162	1,396
Tencent Holdings, Ltd. 3.84% 4/22/2051	5,814	4,193
T-Mobile US, Inc. 3.50% 4/15/2025	12,285	11,770
T-Mobile US, Inc. 1.50% 2/15/2026	17,750	15,898
T-Mobile US, Inc. 3.75% 4/15/2027	10,000	9,405
T-Mobile US, Inc. 2.05% 2/15/2028	9,185	7,887
T-Mobile US, Inc. 4.95% 3/15/2028	13,932	13,682
T-Mobile US, Inc. 3.875% 4/15/2030	14,841	13,464
T-Mobile US, Inc. 2.55% 2/15/2031	7,659	6,254
T-Mobile US, Inc. 2.875% 2/15/2031	742	616
T-Mobile US, Inc. 2.70% 3/15/2032	4,630	3,755
T-Mobile US, Inc. 5.05% 7/15/2033	7,810	7,529
T-Mobile US, Inc. 3.00% 2/15/2041	12,986	9,046
T-Mobile US, Inc. 3.30% 2/15/2051	15,785	10,595
T-Mobile US, Inc. 3.40% 10/15/2052	28,808	19,623
Verizon Communications, Inc. 4.125% 3/16/2027	6,980	6,721
Verizon Communications, Inc. 3.00% 3/22/2027	12,377	11,443
Verizon Communications, Inc. 4.329% 9/21/2028	7,846	7,522
Verizon Communications, Inc. 3.875% 2/8/2029	4,464	4,158
Verizon Communications, Inc. 4.016% 12/3/2029	11,676	10,778
Verizon Communications, Inc. 1.68% 10/30/2030	7,199	5,574
Verizon Communications, Inc. 1.75% 1/20/2031	57,014	44,029
Verizon Communications, Inc. 2.55% 3/21/2031	21,002	17,189
Verizon Communications, Inc. 2.355% 3/15/2032	9,884	7,775
Verizon Communications, Inc. 2.65% 11/20/2040	67,456	45,746
Verizon Communications, Inc. 3.40% 3/22/2041	39,178	29,557
Capital Group Central Corporate Bond Fund — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.875% 11/20/2050	USD17,433	$10,988
Verizon Communications, Inc. 3.55% 3/22/2051	1,737	1,255
Vodafone Group PLC 4.125% 5/30/2025	2,500	2,434
Vodafone Group PLC 4.25% 9/17/2050	1,900	1,494
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[2]	9,323	8,054
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[2]	15,438	12,518
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[2]	17,781	13,950
WarnerMedia Holdings, Inc. 5.391% 3/15/2062[2]	4,294	3,353
		1,011,913
Consumer staples 7.33%
7-Eleven, Inc. 0.80% 2/10/2024[2]	8,660	8,274
7-Eleven, Inc. 0.95% 2/10/2026[2]	18,497	16,303
7-Eleven, Inc. 1.30% 2/10/2028[2]	18,295	15,188
7-Eleven, Inc. 1.80% 2/10/2031[2]	51,416	39,498
7-Eleven, Inc. 2.80% 2/10/2051[2]	17,924	11,160
Altria Group, Inc. 2.35% 5/6/2025	3,666	3,438
Altria Group, Inc. 4.40% 2/14/2026	8,148	7,979
Altria Group, Inc. 2.625% 9/16/2026	1,375	1,261
Altria Group, Inc. 3.40% 5/6/2030	4,775	4,118
Altria Group, Inc. 2.45% 2/4/2032	12,000	9,066
Altria Group, Inc. 5.80% 2/14/2039	13,918	12,838
Altria Group, Inc. 4.50% 5/2/2043	5,466	4,179
Altria Group, Inc. 3.875% 9/16/2046	6,139	4,120
Altria Group, Inc. 5.95% 2/14/2049	2,522	2,260
Altria Group, Inc. 4.45% 5/6/2050	6,489	4,603
Altria Group, Inc. 3.70% 2/4/2051	39,547	25,113
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	12,500	11,474
Anheuser-Busch InBev NV 4.00% 4/13/2028	66,527	63,557
Anheuser-Busch InBev NV 4.75% 1/23/2029	25,627	25,207
Anheuser-Busch InBev NV 3.50% 6/1/2030	15,000	13,671
Anheuser-Busch InBev NV 5.45% 1/23/2039	7,344	7,331
Anheuser-Busch InBev NV 4.35% 6/1/2040	15,000	13,188
Anheuser-Busch InBev NV 4.439% 10/6/2048	660	571
Anheuser-Busch InBev NV 5.55% 1/23/2049	10,326	10,408
Anheuser-Busch InBev NV 4.50% 6/1/2050	2,560	2,259
British American Tobacco International Finance PLC 3.95% 6/15/2025[2]	16,500	15,956
British American Tobacco PLC 3.222% 8/15/2024	22,000	21,213
British American Tobacco PLC 2.789% 9/6/2024	4,000	3,836
British American Tobacco PLC 3.215% 9/6/2026	21,850	20,166
British American Tobacco PLC 4.70% 4/2/2027	6,420	6,209
British American Tobacco PLC 3.557% 8/15/2027	51,004	46,484
British American Tobacco PLC 2.259% 3/25/2028	21,130	17,716
British American Tobacco PLC 3.462% 9/6/2029	2,000	1,717
British American Tobacco PLC 4.906% 4/2/2030	2,500	2,311
British American Tobacco PLC 2.726% 3/25/2031	29,000	22,658
British American Tobacco PLC 4.39% 8/15/2037	7,961	6,189
British American Tobacco PLC 3.734% 9/25/2040	9,098	6,243
British American Tobacco PLC 4.54% 8/15/2047	8,798	6,325
British American Tobacco PLC 4.758% 9/6/2049	8,359	6,190
British American Tobacco PLC 3.984% 9/25/2050	8,322	5,479
British American Tobacco PLC 5.65% 3/16/2052	9,168	7,745
Conagra Brands, Inc. 4.30% 5/1/2024	5,000	4,933
Conagra Brands, Inc. 4.60% 11/1/2025	6,790	6,645
Capital Group Central Corporate Bond Fund — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 1.375% 11/1/2027	USD5,165	$4,302
Conagra Brands, Inc. 5.30% 11/1/2038	73	68
Conagra Brands, Inc. 5.40% 11/1/2048	10,315	9,412
Constellation Brands, Inc. 3.60% 2/15/2028	5,313	4,926
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,619
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	18,985
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	23,706
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	3,581	3,512
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,894	2,520
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	3,185	2,391
Nestlé Holdings, Inc. 1.875% 9/14/2031[2]	20,000	16,225
Nestlé Holdings, Inc. 2.625% 9/14/2051[2]	12,000	7,941
PepsiCo, Inc. 1.625% 5/1/2030	10,255	8,338
PepsiCo, Inc. 1.40% 2/25/2031	14,189	11,152
PepsiCo, Inc. 1.95% 10/21/2031	63,521	51,199
PepsiCo, Inc. 2.625% 10/21/2041	8,214	6,034
Philip Morris International, Inc. 1.125% 5/1/2023	10,000	9,929
Philip Morris International, Inc. 2.875% 5/1/2024	15,827	15,369
Philip Morris International, Inc. 1.50% 5/1/2025	1,004	929
Philip Morris International, Inc. 3.375% 8/11/2025	27,395	26,271
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	24,728
Philip Morris International, Inc. 3.375% 8/15/2029	7,006	6,309
Philip Morris International, Inc. 5.625% 11/17/2029	7,835	7,944
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	7,533
Philip Morris International, Inc. 1.75% 11/1/2030	20,239	15,705
Philip Morris International, Inc. 5.75% 11/17/2032	39,455	39,944
Philip Morris International, Inc. 5.375% 2/15/2033	29,599	29,122
Philip Morris International, Inc. 3.875% 8/21/2042	5,950	4,536
Philip Morris International, Inc. 4.125% 3/4/2043	1,639	1,297
Philip Morris International, Inc. 4.25% 11/10/2044	1,532	1,224
Reynolds American, Inc. 4.45% 6/12/2025	20,220	19,684
Reynolds American, Inc. 5.70% 8/15/2035	1,555	1,416
Reynolds American, Inc. 5.85% 8/15/2045	27,544	23,681
Wal-Mart Stores, Inc. 4.15% 9/9/2032	4,900	4,726
Wal-Mart Stores, Inc. 4.50% 9/9/2052	2,460	2,321
		941,077
Industrials 7.10%
Boeing Company 2.80% 3/1/2024	2,999	2,918
Boeing Company 2.75% 2/1/2026	78,514	72,804
Boeing Company 2.196% 2/4/2026	25,000	22,715
Boeing Company 3.10% 5/1/2026	7,750	7,219
Boeing Company 3.25% 2/1/2028	55,094	49,918
Boeing Company 5.15% 5/1/2030	55,998	54,223
Boeing Company 3.625% 2/1/2031	31,942	28,029
Boeing Company 3.60% 5/1/2034	34,795	28,180
Boeing Company 3.90% 5/1/2049	4,696	3,391
Boeing Company 3.75% 2/1/2050	1,111	783
Boeing Company 5.805% 5/1/2050	26,562	25,298
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	9,535	6,594
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	4,780	3,483
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	1,470	987
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	12,099	10,719
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	28,316	23,597
Capital Group Central Corporate Bond Fund — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	USD23,405	$17,748
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	28,847	19,711
Carrier Global Corp. 2.242% 2/15/2025	2,097	1,970
Carrier Global Corp. 2.493% 2/15/2027	851	767
Carrier Global Corp. 2.722% 2/15/2030	7,904	6,677
Carrier Global Corp. 3.377% 4/5/2040	3,750	2,810
Carrier Global Corp. 3.577% 4/5/2050	5,814	4,195
CSX Corp. 3.80% 3/1/2028	28,360	26,962
CSX Corp. 4.25% 3/15/2029	12,943	12,288
CSX Corp. 2.40% 2/15/2030	5,892	4,978
CSX Corp. 4.30% 3/1/2048	14,250	12,146
CSX Corp. 4.50% 3/15/2049	6,729	5,892
CSX Corp. 3.35% 9/15/2049	873	631
CSX Corp. 2.50% 5/15/2051	15,870	9,801
CSX Corp. 4.50% 11/15/2052	9,231	8,023
Eaton Corp. 4.15% 3/15/2033	4,728	4,360
Eaton Corp. 4.70% 8/23/2052	7,927	7,219
Emerson Electric Co. 1.80% 10/15/2027	14,050	12,265
Emerson Electric Co. 1.95% 10/15/2030	5,950	4,813
General Dynamics Corp. 2.25% 6/1/2031	2,007	1,673
Honeywell International, Inc. 2.70% 8/15/2029	20,001	17,591
Honeywell International, Inc. 1.95% 6/1/2030	2,000	1,655
Lockheed Martin Corp. 4.95% 10/15/2025	11,679	11,703
Lockheed Martin Corp. 5.10% 11/15/2027	8,299	8,414
Lockheed Martin Corp. 1.85% 6/15/2030	2,008	1,646
Lockheed Martin Corp. 5.25% 1/15/2033	28,670	29,404
Lockheed Martin Corp. 5.70% 11/15/2054	10,372	11,241
Lockheed Martin Corp. 5.90% 11/15/2063	4,496	4,971
Masco Corp. 2.00% 2/15/2031	3,569	2,765
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	2,952
Norfolk Southern Corp. 4.45% 3/1/2033	9,283	8,724
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,709
Norfolk Southern Corp. 3.05% 5/15/2050	3,876	2,587
Norfolk Southern Corp. 4.55% 6/1/2053	10,986	9,501
Northrop Grumman Corp. 4.70% 3/15/2033	31,860	30,744
Northrop Grumman Corp. 4.95% 3/15/2053	13,330	12,579
Otis Worldwide Corp. 2.056% 4/5/2025	4,114	3,839
Otis Worldwide Corp. 2.565% 2/15/2030	8,015	6,761
Otis Worldwide Corp. 3.112% 2/15/2040	5,000	3,720
Raytheon Technologies Corp. 1.90% 9/1/2031	53,711	42,024
Raytheon Technologies Corp. 2.375% 3/15/2032	12,140	9,793
Raytheon Technologies Corp. 5.15% 2/27/2033	17,844	17,764
Raytheon Technologies Corp. 3.125% 7/1/2050	13,901	9,775
Raytheon Technologies Corp. 2.82% 9/1/2051	10,450	6,883
Raytheon Technologies Corp. 3.03% 3/15/2052	5,000	3,456
Raytheon Technologies Corp. 5.375% 2/27/2053	2,430	2,443
Republic Services, Inc. 2.375% 3/15/2033	10,620	8,416
Union Pacific Corp. 3.15% 3/1/2024	21,052	20,620
Union Pacific Corp. 3.75% 7/15/2025	388	377
Union Pacific Corp. 2.40% 2/5/2030	3,000	2,557
Union Pacific Corp. 2.80% 2/14/2032	11,275	9,542
Union Pacific Corp. 2.891% 4/6/2036	49,415	38,961
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,430
Union Pacific Corp. 4.30% 3/1/2049	12,301	10,624
Capital Group Central Corporate Bond Fund — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.25% 2/5/2050	USD424	$306
Union Pacific Corp. 2.95% 3/10/2052	6,296	4,244
Union Pacific Corp. 3.50% 2/14/2053	6,170	4,628
Union Pacific Corp. 3.95% 8/15/2059	1,410	1,104
Union Pacific Corp. 3.839% 3/20/2060	8,087	6,182
Union Pacific Corp. 3.75% 2/5/2070	2,443	1,785
Union Pacific Corp. 3.799% 4/6/2071	10,530	7,715
United Technologies Corp. 3.95% 8/16/2025	2,000	1,944
United Technologies Corp. 4.125% 11/16/2028	9,295	8,855
Waste Management, Inc. 4.15% 4/15/2032	10,290	9,650
		911,371
Information technology 4.96%
Adobe, Inc. 1.90% 2/1/2025	7,105	6,710
Adobe, Inc. 2.15% 2/1/2027	25,694	23,363
Adobe, Inc. 2.30% 2/1/2030	13,520	11,578
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,069
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,072
Analog Devices, Inc. 2.95% 10/1/2051	7,728	5,324
Apple, Inc. 3.35% 8/8/2032	54,964	49,587
Apple, Inc. 3.95% 8/8/2052	60,094	51,240
Broadcom Corp. 3.875% 1/15/2027	14,083	13,290
Broadcom Corp. 3.50% 1/15/2028	3,000	2,743
Broadcom, Inc. 4.00% 4/15/2029[2]	3,863	3,501
Broadcom, Inc. 4.75% 4/15/2029	11,650	11,152
Broadcom, Inc. 4.15% 11/15/2030	17,050	15,364
Broadcom, Inc. 4.30% 11/15/2032	9,741	8,642
Broadcom, Inc. 3.419% 4/15/2033[2]	20,000	16,113
Broadcom, Inc. 3.469% 4/15/2034[2]	68,046	53,899
Broadcom, Inc. 3.137% 11/15/2035[2]	7,158	5,281
Broadcom, Inc. 3.187% 11/15/2036[2]	10,500	7,609
Broadcom, Inc. 3.50% 2/15/2041[2]	9,181	6,576
Broadcom, Inc. 3.75% 2/15/2051[2]	31,883	22,250
Fidelity National Information Services, Inc. 2.25% 3/1/2031	5,450	4,291
Fiserv, Inc. 3.50% 7/1/2029	2,781	2,489
Fiserv, Inc. 2.65% 6/1/2030	5,541	4,645
Global Payments, Inc. 2.90% 5/15/2030	930	766
Global Payments, Inc. 2.90% 11/15/2031	9,667	7,673
Intel Corp. 4.875% 2/10/2028	7,041	6,941
Intel Corp. 5.20% 2/10/2033	43,899	43,096
Intel Corp. 5.625% 2/10/2043	3,691	3,605
Intel Corp. 5.70% 2/10/2053	12,886	12,601
Intel Corp. 5.90% 2/10/2063	6,395	6,300
Intuit, Inc. 1.35% 7/15/2027	5,000	4,334
Mastercard, Inc. 3.85% 3/26/2050	1,980	1,671
Mastercard, Inc. 2.95% 3/15/2051	1,521	1,091
Microsoft Corp. 2.875% 2/6/2024	5,150	5,039
Microsoft Corp. 3.125% 11/3/2025	3,250	3,116
Microsoft Corp. 2.40% 8/8/2026	15,000	13,919
Microsoft Corp. 3.30% 2/6/2027	35,655	34,083
Microsoft Corp. 2.525% 6/1/2050	436	291
Microsoft Corp. 2.921% 3/17/2052	10,714	7,715
Oracle Corp. 2.30% 3/25/2028	4,224	3,668
Oracle Corp. 3.60% 4/1/2040	7,345	5,430
Capital Group Central Corporate Bond Fund — Page 15 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 3.65% 3/25/2041	USD7,960	$5,867
Oracle Corp. 3.60% 4/1/2050	41,974	28,475
Oracle Corp. 3.95% 3/25/2051	10,246	7,368
PayPal Holdings, Inc. 3.25% 6/1/2050	913	632
PayPal Holdings, Inc. 5.05% 6/1/2052	25,115	22,895
salesforce.com, inc. 1.95% 7/15/2031	8,925	7,162
salesforce.com, inc. 2.70% 7/15/2041	9,200	6,506
salesforce.com, inc. 2.90% 7/15/2051	10,588	7,129
ServiceNow, Inc. 1.40% 9/1/2030	66,449	50,657
VeriSign, Inc. 2.70% 6/15/2031	2,524	2,039
Visa, Inc. 2.70% 4/15/2040	4,310	3,235
		637,092
Consumer discretionary 3.14%
Amazon.com, Inc. 3.80% 12/5/2024	10,000	9,784
Amazon.com, Inc. 1.50% 6/3/2030	7,522	6,038
Amazon.com, Inc. 3.60% 4/13/2032	42,571	38,997
Amazon.com, Inc. 4.70% 12/1/2032	15,130	14,964
Amazon.com, Inc. 2.50% 6/3/2050	11,324	7,278
Amazon.com, Inc. 3.10% 5/12/2051	10,000	7,171
Amazon.com, Inc. 2.70% 6/3/2060	15,230	9,368
American Honda Finance Corp. 1.20% 7/8/2025	2,546	2,322
Bayerische Motoren Werke AG 3.45% 4/12/2023[2]	18,715	18,677
Bayerische Motoren Werke AG 3.15% 4/18/2024[2]	11,000	10,748
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	6,155	6,089
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	3,865	3,634
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[2]	3,467	3,416
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	8,268	7,011
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	18,484	14,838
DaimlerChrysler North America Holding Corp. 2.70% 6/14/2024[2]	23,325	22,544
General Motors Financial Co. 1.50% 6/10/2026	9,185	8,025
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,110
Home Depot, Inc. 2.95% 6/15/2029	20,000	17,868
Home Depot, Inc. 2.70% 4/15/2030	2,180	1,890
Home Depot, Inc. 1.375% 3/15/2031	11,140	8,570
Home Depot, Inc. 5.95% 4/1/2041	7,500	8,056
Home Depot, Inc. 3.125% 12/15/2049	13,397	9,522
Home Depot, Inc. 2.375% 3/15/2051	10,000	6,001
Home Depot, Inc. 4.95% 9/15/2052	2,569	2,470
Hyundai Capital America 1.50% 6/15/2026[2]	8,205	7,191
Hyundai Capital America 1.65% 9/17/2026[2]	22,825	19,938
Hyundai Capital America 2.375% 10/15/2027[2]	2,245	1,961
Hyundai Capital America 1.80% 1/10/2028[2]	719	603
Hyundai Capital America 2.00% 6/15/2028[2]	20,660	17,220
Hyundai Capital America 2.10% 9/15/2028[2]	8,734	7,232
Marriott International, Inc. 2.85% 4/15/2031	11,915	9,834
Marriott International, Inc. 2.75% 10/15/2033	4,750	3,715
McDonald’s Corp. 3.60% 7/1/2030	5,888	5,376
McDonald’s Corp. 4.60% 9/9/2032	3,310	3,191
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,744
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,901
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,367
McDonald’s Corp. 5.15% 9/9/2052	7,131	6,846
Morongo Band of Mission Indians 7.00% 10/1/2039[2]	5,000	5,363
Capital Group Central Corporate Bond Fund — Page 16 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 3.10% 3/1/2023	USD10,000	$10,000
Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	13,418	10,561
Toyota Motor Credit Corp. 0.681% 3/25/2024	9,735	9,283
Toyota Motor Credit Corp. 1.15% 8/13/2027	21,098	17,982
Toyota Motor Credit Corp. 3.375% 4/1/2030	3,910	3,585
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[2]	3,312	3,297
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]	1,550	1,535
		403,116
Real estate 2.56%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,400	1,361
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	1,780	1,706
Alexandria Real Estate Equities, Inc. 4.50% 7/30/2029	285	272
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	12,168	10,691
American Tower Corp. 5.50% 3/15/2028	8,964	8,937
American Tower Corp. 2.70% 4/15/2031	7,612	6,175
American Tower Corp. 4.05% 3/15/2032	4,221	3,762
American Tower Corp. 5.65% 3/15/2033	11,205	11,154
Corporate Office Properties, LP 2.25% 3/15/2026	8,540	7,624
Crown Castle International Corp. 2.50% 7/15/2031	5,874	4,743
Crown Castle, Inc. 5.00% 1/11/2028	23,399	23,056
Equinix, Inc. 2.625% 11/18/2024	8,452	8,051
Equinix, Inc. 2.90% 11/18/2026	7,466	6,819
Equinix, Inc. 1.55% 3/15/2028	6,290	5,236
Equinix, Inc. 3.20% 11/18/2029	11,707	10,213
Equinix, Inc. 2.15% 7/15/2030	7,728	6,179
Equinix, Inc. 2.50% 5/15/2031	23,173	18,567
Equinix, Inc. 3.00% 7/15/2050	17,343	11,089
Equinix, Inc. 3.40% 2/15/2052	6,828	4,665
Essex Portfolio, LP 2.55% 6/15/2031	10,132	8,112
Extra Space Storage, Inc. 2.35% 3/15/2032	4,563	3,499
GLP Capital, LP 3.35% 9/1/2024	1,865	1,791
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	10,244	8,480
Public Storage 2.30% 5/1/2031	2,792	2,286
Sun Communities Operating, LP 2.30% 11/1/2028	6,698	5,668
Sun Communities Operating, LP 2.70% 7/15/2031	36,970	29,532
Sun Communities Operating, LP 4.20% 4/15/2032	7,210	6,405
VICI Properties, LP 4.75% 2/15/2028	36,173	34,156
VICI Properties, LP 4.95% 2/15/2030	25,255	23,601
VICI Properties, LP 5.125% 5/15/2032	54,074	50,221
VICI Properties, LP 5.625% 5/15/2052	5,452	4,835
Westfield Corp., Ltd. 3.50% 6/15/2029[2]	497	407
		329,293
Energy 2.43%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	4,074	3,643
BP Capital Markets America, Inc. 2.772% 11/10/2050	10,111	6,534
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	11,363	10,499
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	12,851	12,076
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,104	5,176
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,027	894
Chevron Corp. 1.554% 5/11/2025	1,950	1,811
Chevron Corp. 2.236% 5/11/2030	34,096	29,162
Chevron Corp. 3.078% 5/11/2050	7,101	5,125
Capital Group Central Corporate Bond Fund — Page 17 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron USA, Inc. 0.687% 8/12/2025	USD4,896	$4,420
Chevron USA, Inc. 1.018% 8/12/2027	6,577	5,618
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,685
Chevron USA, Inc. 2.343% 8/12/2050	1,497	933
ConocoPhillips 3.80% 3/15/2052	14,139	11,240
Continental Resources, Inc. 2.875% 4/1/2032[2]	4,172	3,157
Energy Transfer Operating, LP 5.00% 5/15/2050	4,935	4,052
Enterprise Products Operating, LLC 5.35% 1/31/2033	20,651	20,653
EQT Corp. 5.70% 4/1/2028	5,613	5,523
Equinor ASA 3.70% 4/6/2050	3,550	2,864
Exxon Mobil Corp. 2.992% 3/19/2025	1,700	1,633
Exxon Mobil Corp. 2.61% 10/15/2030	1,850	1,607
Exxon Mobil Corp. 3.452% 4/15/2051	38,813	29,656
Kinder Morgan, Inc. 5.20% 6/1/2033	19,755	18,825
ONEOK, Inc. 5.85% 1/15/2026	4,085	4,118
ONEOK, Inc. 5.20% 7/15/2048	3,684	3,144
ONEOK, Inc. 7.15% 1/15/2051	5,140	5,432
Petróleos Mexicanos 6.70% 2/16/2032	9,535	7,589
Pioneer Natural Resources Company 2.15% 1/15/2031	8,353	6,591
Qatar Energy 2.25% 7/12/2031[2]	17,100	14,083
Qatar Energy 3.125% 7/12/2041[2]	14,120	10,765
Shell International Finance BV 3.875% 11/13/2028	1,849	1,767
Shell International Finance BV 2.75% 4/6/2030	25,000	21,962
Shell International Finance BV 3.25% 4/6/2050	24,590	18,101
Shell International Finance BV 3.00% 11/26/2051	3,015	2,090
Total Capital International 3.127% 5/29/2050	17,208	12,337
Total SE 2.986% 6/29/2041	20,673	15,411
		312,176
Materials 1.30%
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	11,698	11,657
Celanese US Holdings, LLC 6.379% 7/15/2032	12,650	12,285
Dow Chemical Co. 4.55% 11/30/2025	583	573
Dow Chemical Co. 4.80% 5/15/2049	15,014	12,874
Dow Chemical Co. 3.60% 11/15/2050	8,904	6,432
Ecolab, Inc. 2.70% 12/15/2051	6,383	4,065
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	23,682	19,842
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	9,720	7,511
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	2,050	1,351
LYB International Finance III, LLC 4.20% 5/1/2050	8,601	6,485
LYB International Finance III, LLC 3.625% 4/1/2051	1,217	838
Mosaic Co. 4.05% 11/15/2027	537	509
Nutrien, Ltd. 1.90% 5/13/2023	1,152	1,144
Nutrien, Ltd. 5.90% 11/7/2024	8,384	8,434
Nutrien, Ltd. 5.00% 4/1/2049	985	891
Nutrien, Ltd. 3.95% 5/13/2050	6,043	4,621
Praxair, Inc. 1.10% 8/10/2030	32,375	25,049
Praxair, Inc. 2.00% 8/10/2050	6,029	3,449
Sherwin-Williams Company 2.95% 8/15/2029	8,148	7,068
Sherwin-Williams Company 2.20% 3/15/2032	8,365	6,543
Sherwin-Williams Company 3.80% 8/15/2049	8,170	6,118
Sherwin-Williams Company 3.30% 5/15/2050	3,750	2,564
Capital Group Central Corporate Bond Fund — Page 18 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Company 2.90% 3/15/2052	USD3,515	$2,167
South32 Treasury, Ltd. 4.35% 4/14/2032[2]	16,579	14,599
		167,069
Total corporate bonds, notes & loans		10,929,591
U.S. Treasury bonds & notes 9.02% U.S. Treasury 9.02%
U.S. Treasury 0.125% 9/15/2023	12,922	12,587
U.S. Treasury 0.125% 12/15/2023	24,648	23,704
U.S. Treasury 0.375% 4/15/2024	2,253	2,137
U.S. Treasury 0.25% 5/15/2024	3,664	3,456
U.S. Treasury 3.25% 8/31/2024	69,723	67,923
U.S. Treasury 0.375% 9/15/2024	5,865	5,466
U.S. Treasury 0.75% 11/15/2024	7,447	6,939
U.S. Treasury 1.00% 12/15/2024	33,542	31,308
U.S. Treasury 4.625% 2/28/2025	127,378	126,960
U.S. Treasury 0.375% 4/30/2025	2,455	2,236
U.S. Treasury 0.375% 11/30/2025	766	684
U.S. Treasury 0.375% 12/31/2025	3,936	3,512
U.S. Treasury 4.00% 2/15/2026	169,589	167,209
U.S. Treasury 0.75% 5/31/2026	17,309	15,390
U.S. Treasury 0.875% 6/30/2026[4]	187,257	166,878
U.S. Treasury 0.75% 8/31/2026	59,976	52,923
U.S. Treasury 0.875% 9/30/2026	26,469	23,411
U.S. Treasury 1.125% 10/31/2026	32,115	28,603
U.S. Treasury 4.00% 2/29/2028	119,586	118,667
U.S. Treasury 4.00% 2/28/2030	7,704	7,673
U.S. Treasury 4.125% 11/15/2032	3,574	3,631
U.S. Treasury 3.50% 2/15/2033	244,699	236,593
U.S. Treasury 4.25% 5/15/2039[4]	32,877	33,873
U.S. Treasury 3.875% 2/15/2043	14,864	14,415
U.S. Treasury 4.00% 11/15/2052	1,210	1,232
		1,157,410
Asset-backed obligations 0.96%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]	11,210	9,510
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]	9,300	8,336
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]	710	598
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]	6,648	5,781
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]	115,166	98,795
		123,020
Bonds & notes of governments & government agencies outside the U.S. 0.12%
Panama (Republic of) 2.252% 9/29/2032	10,400	7,771
United Mexican States 6.35% 2/9/2035	2,108	2,168
United Mexican States 4.40% 2/12/2052	3,610	2,747
United Mexican States 3.75% 4/19/2071	3,690	2,397
		15,083
Capital Group Central Corporate Bond Fund — Page 19 of 23

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.07% California 0.03%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD1,600	$1,303
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	2,285	1,994
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	1,340	1,093
		4,390
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,855	4,962
Total municipals		9,352
Total bonds, notes & other debt instruments (cost: $13,844,176,000)		12,234,456
Short-term securities 5.17% Money market investments 5.17%	Shares
Capital Group Central Cash Fund 4.66%[6,7]	6,643,035	664,304
Total short-term securities (cost: $664,232,000)		664,304
Total investment securities 100.46% (cost: $14,508,408,000)		12,898,760
Other assets less liabilities (0.46)%		(59,158)
Net assets 100.00%		$12,839,602
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 2/28/2023 (000)
2 Year U.S. Treasury Note Futures	Long	3,912	June 2023	USD796,978	$(2,155)
5 Year U.S. Treasury Note Futures	Long	3,260	June 2023	348,998	(755)
10 Year U.S. Treasury Note Futures	Short	9,517	June 2023	(1,062,633)	364
10 Year Ultra U.S. Treasury Note Futures	Short	9,911	June 2023	(1,161,445)	485
20 Year U.S. Treasury Bond Futures	Long	9,626	June 2023	1,205,356	(4,520)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,335	June 2023	315,371	(585)
					$(7,166)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 2/28/2023 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD881,860	$(8,852)	$(1,811)	$(7,041)
Capital Group Central Corporate Bond Fund — Page 20 of 23

unaudited
Investments in affiliates7

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 5.17%
Money market investments 5.17%
Capital Group Central Cash Fund 4.66%[6]	$347,338	$4,467,571	$4,150,704	$27	$72	$664,304	$14,801

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,410,860,000, which represented 10.99% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,920,000, which represented .40% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/28/2023.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Central Corporate Bond Fund — Page 21 of 23

unaudited
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,301,491,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $709,774,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$10,929,591	$—	$10,929,591
U.S. Treasury bonds & notes	—	1,157,410	—	1,157,410
Asset-backed obligations	—	123,020	—	123,020
Bonds & notes of governments & government agencies outside the U.S.	—	15,083	—	15,083
Municipals	—	9,352	—	9,352
Short-term securities	664,304	—	—	664,304
Total	$664,304	$12,234,456	$—	$12,898,760

Capital Group Central Corporate Bond Fund — Page 22 of 23

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$849	$—	$—	$849
Liabilities:
Unrealized depreciation on futures contracts	(8,015)	—	—	(8,015)
Unrealized depreciation on centrally cleared credit default swaps	—	(7,041)	—	(7,041)
Total	$(7,166)	$(7,041)	$—	$(14,207)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Auth. = Authority
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-137-0423O-S89835
Capital Group Central Corporate Bond Fund — Page 23 of 23